UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.1%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$4,920,190
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/21	5,500	4,731,210
County of Jefferson Alabama, RB, Series A, 5.25%, 1/01/23	6,500	5,422,300
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.63%, 8/01/25 (a)(b)	6,600	2,035,770

		17,109,470

Arizona — 4.7%
City of Tucson Arizona, COP (AGC), 4.25%, 7/01/21	1,870	1,896,068
City of Tucson Arizona, COP (AGC), 4.25%, 7/01/22	1,895	1,908,871
City of Tucson Arizona, COP (AGC), 4.50%, 7/01/24	2,120	2,145,928
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	2,325	2,334,021
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	2,820	2,160,797
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.70%, 7/01/21	975	936,956
Pima County IDA, RB, Charter Schools, Series K, 6.38%, 7/01/13 (c)	820	961,852
Pima County IDA, RB, Charter Schools, Series K, 6.38%, 7/01/31	930	815,219
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,325	1,311,922
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,322,760

Municipal Bonds	Par (000)	Value

Arizona (concluded)
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	$4,000	$3,923,320
Vistancia Community Facilities District Arizona, GO, 5.00%, 7/15/14	3,135	3,234,724

		25,952,438

California — 15.9%
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	8,000	7,783,120
California HFA, RB, Home Mortgage, Series K, AMT 4.55%, 8/01/21	1,500	1,369,155
California HFA, Refunding RB, Home Mortgage, Series M, AMT 4.55%, 8/01/21	7,210	6,581,072
California Pollution Control Financing Authority, RB, Republic Services Inc. Project, Series B, AMT 5.25%, 6/01/23	605	599,749
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series A-2, AMT 5.40%, 4/01/25	1,240	1,246,225
California Pollution Control Financing Authority, Refunding RB, Pacific Gas & Electric, Series A, AMT (NPFGC), 5.35%, 12/01/16	17,730	18,305,338
California State Public Works Board, RB, Department of Corrections, Series C, 5.50%, 6/01/20	10,000	10,163,900
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,500	2,591,575
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C, 5.60%, 9/01/20	585	572,551

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C, 5.75%, 9/01/22	$1,715	$1,683,324
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C, 5.90%, 9/01/23	500	494,910
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C, 6.00%, 9/01/28	2,990	2,921,140
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset- Backed, Senior Series A-1, 5.00%, 6/01/15	5,000	5,208,650
Los Angeles Regional Airports Improvement Corp. California, Refunding RB, Facilities, LAXFUEL Corp., LA International AMT (AMBAC), 5.50%, 1/01/32	1,435	1,376,739
Rowland Unified School District California, GO, Election 2000, Series B (AGM), 5.25%, 8/01/27	1,515	1,560,874
State of California, GO, 5.50%, 4/01/14 (c)	14,795	17,389,303
State of California, GO, 5.50%, 4/01/28	15	15,149
State of California, GO (NPFGC), 5.25%, 2/01/27	5,000	5,002,750
Tustin Unified School District California, Special Tax Bonds, Senior Lien, Community Facilities District 97-1, Series A (AGM), 5.00%, 9/01/32	2,610	2,582,021

		87,447,545

Colorado — 2.1%
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	700	715,099
Montrose Memorial Hospital, RB, 6.38%, 12/01/23	2,250	2,278,688
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	7,500	7,360,650
Southlands Metropolitan District No. 1, GO, 6.75%, 12/01/14 (c)	930	1,091,485

		11,445,922

Connecticut — 0.2%
Connecticut State Development Authority, RB, Learjet Inc. Project AMT, 7.95%, 4/01/26	1,160	1,250,805

Florida — 5.4%
County of Miami-Dade Florida, RB, Miami International Airport, AMT (NPFGC), 5.75%, 10/01/19	5,500	5,637,775

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	$8,000	$8,658,960
Harbor Bay Community Development District Florida, Special Assessment Bonds, 6.75%, 5/01/34	2,820	1,945,405
Highlands County Health Facilities Authority, Refunding RB, Adventist Health, Series G, 5.13%, 11/15/16 (c)	35	41,029
Midtown Miami Community Development District, Special Assessment Bonds, Series A, 6.00%, 5/01/24	3,330	2,941,855
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	1,950	1,711,457
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment, 5.13%, 11/01/13	2,065	1,653,962
Portofino Shores Community Development District, Special Assessment Bonds, Series A, 6.40%, 5/01/34	1,085	1,027,495
South Lake County Hospital District, RB, South Lake Hospital Inc., 6.63%, 10/01/23	2,390	2,461,270
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10	165	155,128
University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	4,000	3,461,600

		29,695,936

Georgia — 0.8%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	4,000	4,259,320

Guam — 0.8%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,530	1,553,838
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,620	2,622,777

		4,176,615

Idaho — 0.00%
Idaho Housing & Finance Association, RB, S/F Mortgage, Mezzanine, Series F-2, AMT (FHA), 5.85%, 7/01/15	235	243,505

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois — 7.3%
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	$8,130	$8,385,201
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (Syncora) 6.00%, 1/01/29	2,510	2,590,169
City of Chicago Illinois, Refunding, ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/19	2,550	2,678,290
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,477,459
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	3,000	2,834,880
Illinois Finance Authority, RB, Community Rehabilitation Providers Facilities, Series A, 6.63%, 7/01/12 (c)	6,930	6,937,346
Village of Hodgkins Illinois, RB, MBM Project, AMT 5.90%, 11/01/17	6,000	6,002,760
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,560	1,386,466

		40,292,571

Indiana — 0.4%
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,155,720

Kansas — 0.9%
City of Dodge City Kansas, RB (AGC), 4.00%, 6/01/24	2,245	2,226,030
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/23	1,500	1,559,985
Kansas Development Finance Authority, Refunding RB, Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,025,880

		4,811,895

Kentucky — 1.6%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	8,780,400

Louisiana — 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, LCTCS Facilities Corp. Project, Series B (AGC), 4.25%, 10/01/28	750	733,868
Louisiana Public Facilities Authority, RB, Nineteenth Judicial District Court (NPFGC), 5.50%, 6/01/41	2,000	2,044,640

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Public Facilities Authority, RB, University of New Orleans Research & Technology (NPFGC), 5.25%, 3/01/26	$6,965	$7,155,771
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring Garbs Series A-2 (AGC), 6.00%, 1/01/23	850	960,814
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	5,000	4,953,150

		15,848,243

Maine — 0.3%
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	1,815,070

Maryland — 0.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,754,760
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	455,335

		2,210,095

Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.00%, 7/01/12 (c)	4,560	5,023,159
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B AMT, 5.35%, 12/01/15	1,210	1,116,612
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B AMT, 5.50%, 12/01/19	2,000	1,848,020

		7,987,791

Michigan — 3.8%
City of Detroit, Michigan, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,590,189
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.25%, 11/15/24	4,400	4,271,916
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Oakwood Obligation Group, Series A, 6.00%, 4/01/22	4,795	4,866,254
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (AGC), 4.75%, 12/01/18	7,665	7,439,419

		21,167,778

Minnesota — 1.5%
City of St. Cloud, Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21 (d)	2,800	2,755,536

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Minnesota (concluded)
Minneapolis & St. Paul Housing & Redevelopment Authority, RB, HealthPartners Obligation Group Project, 6.00%, 12/01/19	$1,000	$1,027,470
Minneapolis & St. Paul Housing & Redevelopment Authority, RB, HealthPartners Obligation Group Project, 6.00%, 12/01/21	2,545	2,597,096
Minnesota State Municipal Power Agency, RB, Series A, 5.25%, 10/01/24	2,000	2,080,380

		8,460,482

Mississippi — 2.4%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	5,000	4,999,400
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	2,910	2,909,680
Mississippi Hospital Equipment & Facilities Authority, Refunding RB, Baptist Memorial Healthcare, Series B2, 4.50%, 9/01/23	5,500	5,422,835

		13,331,915

Nevada — 1.2%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	2,130	1,991,997
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	4,300	4,450,844

		6,442,841

New Jersey — 13.1%
Garden State Preservation Trust, RB, Election 2005, Series A (AGM), 5.80%, 11/01/21	3,635	4,206,604
Garden State Preservation Trust, RB, Election 2005, Series A (AGM), 5.80%, 11/01/23	5,050	5,841,436
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	9,810	9,629,594
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT 6.63%, 9/15/12	5,540	5,452,690
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	17,900	18,159,908
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 4.25%, 12/15/24	5,000	4,956,250

	Par
Municipal Bonds	(000)	Value

New Jersey (concluded)
New Jersey EDA, Refunding RB, Series B, American Water, AMT (AMBAC), 5.13%, 4/01/22	$5,000	$4,926,250
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A, 4.75%, 12/01/21	2,400	2,451,936
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT 5.10%, 10/01/23	4,500	4,602,870
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.70%, 12/15/25 (e)	9,450	3,879,886
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AMBAC), 5.00%, 6/15/18	4,215	4,505,709
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,434,716
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	1,000	1,011,690
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	1,000	1,004,350

		72,063,889

New Mexico — 1.9%
New Mexico Finance Authority, RB, Senior Lien, Series A (NPFGC), 5.13%, 6/15/18	9,520	10,536,926

New York — 26.3%
City of New York New York, GO, Series D1, 5.13%, 12/01/26	4,615	4,903,714
City of New York New York, GO, Sub- Series I-1, 5.50%, 4/01/21	5,000	5,648,650
Dutchess County Industrial Development Agency New York, RB, St. Francis Hospital, Series B, 7.25%, 3/01/19	895	900,809
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,475	1,609,063
Metropolitan Transportation Authority, RB, Transportation, Series A, 5.00%, 11/15/25	1,980	2,079,832
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	4,000	4,388,040
New York City Industrial Development Agency, RB, Continental Airlines Inc. Project, AMT 8.38%, 11/01/16	3,500	2,631,055
New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.80%, 7/01/19	2,055	2,004,776

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	$2,740	$2,725,368
New York City Transitional Finance Authority, RB, Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	500	528,215
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,800,692
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,161,303
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	4,000	4,256,920
New York State Dormitory Authority, RB, Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,017,780
New York State Dormitory Authority, RB, North Shore-Long Island Jewish Health System, 5.00%, 5/01/12	1,000	1,077,870
New York State Dormitory Authority, RB, North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,533,003
New York State Dormitory Authority, RB, School Districts Financing Program, Series D (NPFGC), 5.25%, 10/01/23	8,540	8,947,700
New York State Dormitory Authority, RB, University of Rochester, Series A, 4.00%, 7/01/24	1,640	1,634,621
New York State Dormitory Authority, RB, University of Rochester, Series C, 4.00%, 7/01/24	625	623,625
New York State Dormitory Authority, Refunding RB, Consolidated Service Contract, Series A, 4.00%, 7/01/25	2,345	2,263,652
New York State Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	664,944
New York State Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,188,598
New York State Dormitory Authority, Refunding RB, Yeshiva University, 4.00%, 9/01/23	2,860	2,859,028
New York State Dormitory Authority, Refunding RB, Yeshiva University, 4.25%, 9/01/24	2,750	2,768,672
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	2,310	2,318,478

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Environmental Facilities Corp., RB, Environment, Series A (FGIC), 5.25%, 12/15/14 (c)	$7,380	$8,719,987
New York State Thruway Authority, Refunding RB, Local Highway & Bridge, 5.50%, 4/01/17	60	64,820
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	8,626,320
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,201,211
Sales Tax Asset Receivable Corp., RB, Series A (NPFGC), 5.00%, 10/15/20	9,070	9,986,342
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/22	6,510	6,848,129
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/21	7,000	7,430,430
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/22	10,000	10,594,100
Tobacco Settlement Financing Corp. New York, RB, Series C-1 (FGIC), 5.50%, 6/01/20	9,750	10,372,537
Trust for Cultural Resources, RB, Carnegie Hall, Series A, 5.00%, 12/01/29	4,250	4,396,667
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	4,985	4,984,850

		144,761,801

North Carolina — 0.7%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT 5.75%, 8/01/35	3,105	1,994,218
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,925	1,980,767

		3,974,985

Northern Mariana Islands — 0.9%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	250	227,777
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/13 (c)	3,900	4,586,088

		4,813,865

Ohio — 0.7%
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	3,970	4,075,403

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 7.4%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/20	$2,895	$2,958,429
City of Philadelphia Pennsylvania, Refunding RB, 1975 General Ordinance, 17th Series (AGM), 5.38%, 7/01/22	7,490	7,910,713
City of Philadelphia Pennsylvania, Refunding RB, Series B, AMT (AGM), 5.00%, 6/15/19	3,905	4,018,557
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,448,550
City of Pittsburgh Pennsylvania, GO, Series C (AGM), 5.25%, 9/01/18	6,430	6,872,063
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	2,828,595
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT 6.25%, 11/01/27	7,710	5,451,433

		40,488,340

Puerto Rico — 13.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,331,094
Puerto Rico Electric Power Authority, RB, Series NN, 5.50%, 7/01/13 (c)	17,935	20,597,630
Puerto Rico Electric Power Authority, RB, Series TT, 5.00%, 7/01/27	8,500	8,431,320
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	3,000	3,023,970
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,330,150
Puerto Rico Highway & Transportation Authority, RB, Subordinate (FGIC), 5.75%, 7/01/21	4,375	4,465,825
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	13,900	13,913,761
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	5,390	4,096,023
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.50%, 7/01/14 (c)	8,000	9,315,680
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.25%, 7/01/27	3,930	3,816,305

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	$1,900	$1,960,667

		76,282,425

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	2,500	2,591,800

South Carolina — 1.5%
County of Georgetown South Carolina, Refunding RB, International Paper Co. Project, Series A, 5.13%, 2/01/12	8,000	8,120,160

South Dakota — 0.4%
Educational Enhancement Funding Corp., RB, Series B, 6.50%, 6/01/32	2,200	2,171,708

Tennessee — 2.5%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM), 5.00%, 10/01/22	1,620	1,646,989
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	1,660	1,653,078
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.00%, 11/01/23	2,695	2,766,417
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.25%, 11/01/26	2,055	2,106,889
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series B, 5.00%, 11/01/22	1,000	1,032,040
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A, 6.75%, 12/01/18	3,550	3,333,982
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A, 7.00%, 12/01/23	1,450	1,330,883

		13,870,278

Texas — 7.7%
Bexar County Health Facilities Development Corp. Texas, Refunding RB, Army Retirement Residence Project, 6.30%, 7/01/12 (c)	1,500	1,693,560

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C AMT, 5.75%, 5/01/36	$7,000	$6,581,260
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1 AMT, 6.15%, 1/01/16	4,000	4,000,400
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Series A, Sub-Series 2 AMT, 9.00%, 5/01/29	3,000	2,952,750
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project AMT, 7.50%, 5/01/25	2,440	2,474,233
Gulf Coast Waste Disposal Authority, Refunding RB, Series A AMT, 6.10%, 8/01/24	2,000	1,966,040
Houston Health Facilities Development Corp., RB, Buckingham Senior Living Community, Series A, 7.00%, 2/15/14 (c)	1,500	1,822,995
Lower Colorado River Authority, RB, Samsung Austin Semiconductor AMT, 6.95%, 4/01/30	7,420	7,439,960
Red River Education Financing Corp, Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	4,500	4,453,200
Sabine River Authority Texas, Refunding RB, TXU Electric Co. Project, Series B AMT, 5.75%, 5/01/30	5,000	4,700,900
Texas State Affordable Housing Corp., RB, Professional Educators Program, Series B, AMT (GNMA), 5.95%, 12/01/39	4,254	4,449,046

		42,534,344

Vermont — 0.5%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A (AMBAC), 6.00%, 12/01/23	3,000	3,014,700

U.S. Virgin Islands — 1.6%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project AMT, 6.50%, 7/01/21	1,860	1,880,999
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery AMT, 6.13%, 7/01/22	6,750	6,792,053

		8,673,052

Virginia — 3.0%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A, 5.75%, 3/01/17	3,285	3,358,321
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A, 6.00%, 3/01/23	1,150	1,164,111

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (c)	$7,800	$9,182,862
Virginia Public School Authority, Refunding RB, School Financing, Series C, 3.50%, 8/01/25	3,000	2,875,530

		16,580,824

West Virginia — 0.7%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.13%, 9/01/23	4,000	3,947,840

Wisconsin — 0.4%
Wisconsin Housing & EDA, RB, Series C AMT, 4.85%, 9/01/26	2,000	1,963,480

Total Municipal Bonds – 140.9%		775,352,177

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 5.0%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	3,101	3,199,755
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	10,140	10,360,038
Sequoia Union High School District, California, GO, Election Series B (AGM), 5.50%, 7/01/35	9,028	9,318,331
Tamalpais Union High School District, California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	4,875	4,932,769

		27,810,893

Illinois — 2.4%
McHenry County Conservation District Illinois, GO (AGM), 5.13%, 2/01/27	12,695	13,481,055

Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,338	8,744,977

New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM), 5.00%, 6/15/19	11,120	11,876,827

New York — 5.7%
City of New York New York, GO, Sub- Series B-1, 5.25%, 9/01/22	8,250	9,060,398
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.25%, 3/15/34	10,000	10,290,500

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010	7

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	$11,101	$12,234,764

		31,585,662

Washington — 2.0%
Snohomish County School District No. 15 Edmonds, Washington, GO (NPFGC), 5.00%, 12/01/19	10,000	10,885,400

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 18.9%		104,384,814

Total Long-Term Investments (Cost – $871,131,510) – 159.8%		879,736,991

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (g)(h)	13,921,298	13,921,298

Total Short-Term Securities (Cost – $13,921,298) – 2.5%		13,921,298

Total Investments (Cost – $885,052,808*) – 162.3%		893,658,289
Other Assets Less Liabilities – 0.3%		1,529,100

Liability for Trust Certificates, Including Interest Expense and Fees Payable – (10.4)%		(57,423,477)
Preferred Shares, at Redemption Value – (52.2)%		(287,258,903)

Net Assets Applicable to Common Shares – 100.0%		$550,505,009

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$828,115,729

Gross unrealized appreciation	$28,080,180
Gross unrealized depreciation	(19,886,435)

Net unrealized appreciation	$8,193,745

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Market Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$2,755,536	$57,680

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$13,517,442	$20,815

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in the semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$13,921,298
Level 2 - Long-Term Investments[1]	879,736,991
Level 3	—

Total	$893,658,289

[1]	See above Schedule of Investments for values in each state or political subdivision.

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JANUARY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 19, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 19, 2010